Note B - Allowance for Doubtful Accounts	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Allowance for Credit Losses [Text Block]	Note B – All o w ance for Doubtful Accounts The allowance for doubtful accounts was $917,000 and $474,000 at December 31, 2015 and 2014, respectively.